World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
March 31, 2020

Dates Covered
Collections Period	03/01/20 - 03/31/20
Interest Accrual Period	03/16/20 - 04/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/20	405,891,443.72	25,899
Yield Supplement Overcollateralization Amount 02/29/20	16,237,645.67	0
Receivables Balance 02/29/20	422,129,089.39	25,899
Principal Payments	17,334,643.16	428
Defaulted Receivables	528,118.17	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/20	15,193,013.76	0
Pool Balance at 03/31/20	389,073,314.30	25,441

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.44%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	3,495,799.63	184
Past Due 61-90 days	1,216,687.81	63
Past Due 91-120 days	438,160.10	22
Past Due 121+ days	0.00	0
Total	5,150,647.54	269

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.27%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	275,545.32
Aggregate Net Losses/(Gains) - March 2020	252,572.85
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.72%
Prior Net Losses Ratio	0.56%
Second Prior Net Losses Ratio	0.66%
Third Prior Net Losses Ratio	0.63%
Four Month Average	0.64%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.84%

Overcollateralization Target Amount	10,310,442.83
Actual Overcollateralization	10,310,442.83
Weighted Average APR	3.07%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	40.08

Flow of Funds	$ Amount

Collections	18,641,270.82
Investment Earnings on Cash Accounts	3,809.15
Servicing Fee	0.00
Transfer to Collection Account	0.00
Available Funds	18,645,079.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	775,417.75
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	6,062,006.16

(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,310,442.83
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00
(10) Collection Account Redeposits	1,423,566.40

Total Distributions of Available Funds	18,645,079.97

Servicing Fee	0.00
Unpaid Servicing Fee	351,774.24
Change in amount of the unpaid servicing fee from the prior period	351,774.24

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 03/16/20	395,135,320.46
Principal Paid	16,372,448.99
Note Balance @ 04/15/20	378,762,871.47

Class A-1
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-3
Note Balance @ 03/16/20	281,455,320.46
Principal Paid	16,372,448.99
Note Balance @ 04/15/20	265,082,871.47
Note Factor @ 04/15/20	77.9655504%

Class A-4
Note Balance @ 03/16/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	83,100,000.00
Note Factor @ 04/15/20	100.0000000%

Class B
Note Balance @ 03/16/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	30,580,000.00
Note Factor @ 04/15/20	100.00%

Interest & Principal Payments	$ Amount

Total Interest Paid	849,064.58
Total Principal Paid	16,372,448.99
Total Paid	17,221,513.57

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	586,365.25
Principal Paid	16,372,448.99
Total Paid to A-3 Holders	16,958,814.24

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8476405
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.3449894
Total Distribution Amount	17.1926299

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.7246037
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.1542617
Total A-3 Distribution Amount	49.8788654

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	370.26
Noteholders' Principal Distributable Amount	629.74

Account Balances	$ Amount

Reserve Account
Balance as of 03/16/20	2,548,816.60
Investment Earnings	1,447.71
Investment Earnings Paid	(1,447.71)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60